UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisors LLC
Address: 767 Third Avenue, 30th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: Managing Member
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

/s/ Samuel D. Isaly              New York, NY             February 17, 2004
   [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

OrbiMed Advisors LLC


Report Summary:
Number of Other Included Managers:  One
Form 13F Information Table Entry Total:  96
Form 13F Information Table Value Total:  $2,744,342,038

Quarter Ended: December 31 , 2003


Manager Key:   (1) Orbimed Capital, LLC (Eaton Vance Emarald Fund, Finsbury
                   Worldwide Pharmaceutical Trust, Hedge Fund Research Aggressive Master Trust, Caduceus Private Investments, OrbiMed Associates LLC)
               (2) Orbimed Advisors LLC (Other Funds)



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    Column 1                Column 2   Column 3      Column 4       Column 5        Column 6         Column 7      Column 8
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                                                                                                                Voting Authority
                                                                              Investment Discretion                  (Shares)
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                           Title of                                                 Shared   Shared   Other
Name of Issuer              Class        ISIN       Market Value       SHRS   Sole  Defined  Other   Managers   Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Abgenix Inc.                com     US00339B1070    19,383,325    1,569,500   X                         2      1,569,500

Acambis Plc ADR             com     US0042861007     2,351,833       41,340   X                         2         41,340

Affymetrix Inc              com     US00826T1088    11,069,578      449,800   X                         1        449,800
Affymetrix Inc              com     US00826T1088    77,863,579    3,163,900   X                         2      3,163,900

Altana AG-ADR               com     US02143N1037     4,395,870       72,900   X                         2         72,900

Amgen Inc.                  com     US0311621009    27,206,137      440,300   X                         1        440,300
Amgen Inc.                  com     US0311621009   202,133,627    3,271,300   X                         2      3,271,300

Ares-Serono ADR             com     US81752M1018     6,049,485      344,700   X                         2        344,700

Ariad Pharmaceuticals Inc.  com     US04033A1007       235,442       31,603   X                         2         31,603
Ariad Pharmaceuticals Inc.  com     US04033A1007    11,902,865    1,597,700   X                         2      1,597,700

Array Biopharma Inc         com     US04269X1054     4,586,140      806,000   X                         2        806,000
Array Biopharma Inc         com     US04269X1054     7,918,204    1,391,600   X                         2      1,391,600

Atrix Labs Inc.             com     US04962L1017     6,707,160      279,000   X                         2        279,000
Atrix Labs Inc.             com     US04962L1017    40,755,012    1,695,300   X                         2      1,695,300

Axonyx Inc.                 com     US05461R1014        62,336       12,800   X                         2         12,800
Axonyx Inc.                 com     US05461R1014     7,835,479    1,608,928   X                         2      1,608,928

Barr Laboratories Inc.      com     US0683061099       192,375        2,500   X                         1          2,500
Barr Laboratories Inc.      com     US0683061099     9,503,325      123,500   X                         2        123,500

Bioenvision, Inc.           com     US09059N1000     5,731,157    1,367,818   X                         1      1,367,818
Bioenvision, Inc.           com     US09059N1000     2,648,843      632,182   X                         2        632,182

Biogen Idec Inc.            com     US09062X1037    11,960,530      325,900   X                         1        325,900
Biogen Idec Inc.            com     US09062X1037   102,782,020    2,800,600   X                         2      2,800,600

BioMarin Pharmaceuticals
 Inc.                       com     US09061G1013        31,040        4,000   X                         1          4,000
BioMarin Pharmaceuticals
 Inc.                       com     US09061G1013     1,940,000      250,000   X                         2        250,000

Biovail Corporation         com     CA09067J1093     7,478,520      348,000   X                         2        348,000
Biovail Corporation         com     CA09067J1093    48,674,850    2,265,000   X                         2      2,265,000

Caliper Life Sciences Inc.  com     US1308761055     2,877,120      432,000   X                         1        432,000
Caliper Life Sciences Inc.  com     US1308761055    10,618,038    1,594,300   X                         2      1,594,300

Cambridge Antibody AD       com     US1321481079     2,993,467      350,400   X                         2        350,400

Dor Biopharma               com     US2580941019        54,600       70,000   X                         1         70,000
Dor Biopharma               com     US2580941019     1,905,540    2,443,000   X                         2      2,443,000

Dov Pharmaceuticals         com     US2598581088    16,993,444    1,271,013   X                         1      1,271,013
Dov Pharmaceuticals         com     US2598581088     7,855,650      587,558   X                         2        587,558

Eli Lilly & Co              com     US5324571083    23,405,824      332,800   X                         2        332,800
Eli Lilly & Co              com     US5324571083   113,860,753    1,618,950   X                         2      1,618,950

Encysive Pharmaceuticals    com     US29256X1072       358,000       40,000   X                         1         40,000
Encysive Pharmaceuticals    com     US29256X1072     2,468,410      275,800   X                         2        275,800

Enzon Pharmaceuticals Inc.  com     US2939041081     2,441,880      204,000   X                         1        204,000
Enzon Pharmaceuticals Inc.  com     US2939041081    38,068,191    3,180,300   X                         2      3,180,300

Genentech Inc               com     US3687104063    32,814,999      350,700   X                         1        350,700
Genentech Inc               com     US3687104063   255,782,952    2,733,600   X                         2      2,733,600

GenProbe                    com     US36866T1034    11,247,348      308,400   X                         1        308,400
GenProbe                    com     US36866T1034   102,801,709    2,818,802   X                         2      2,818,802

Genzyme Corp-Genl Division  com     US3729171047    26,172,990      531,000   X                         1        531,000
Genzyme Corp-Genl Division  com     US3729171047   204,474,636    4,148,400   X                         2      4,148,400

Given Imaging               com     IL0010865371    54,799,663    3,052,906   X                         2      3,052,906
Given Imaging               com     IL0010865371    17,680,750      985,000   X                         2        985,000

Guilford Pharma.            com     US4018291066       169,500       25,000   X                         1         25,000
Guilford Pharma.            com     US4018291066     6,285,060      927,000   X                         2        927,000

Human Genome Sciences Inc.  com     US4449031081     7,237,150      546,200   X                         2        546,200
Human Genome Sciences Inc.  com     US4449031081    58,996,950    4,452,600   X                         2      4,452,600

Icos Corporation            com     US4492951045     8,499,552      205,900   X                         1        205,900
Icos Corporation            com     US4492951045    67,472,160    1,634,500   X                         2      1,634,500

Impax Laboratories          com     US45256B1017     7,468,410      519,000   X                         2        519,000

IVAX Corp.                  com     US4658231026       143,280        6,000   X                         2          6,000
IVAX Corp.                  com     US4658231026     6,662,520      279,000   X                         2        279,000

Lifecell                    com     US5319271012     7,148,600    1,153,000   X                         1      1,153,000
Lifecell                    com     US5319271012     3,038,000      490,000   X                         2        490,000

Ligand Pharmaceuticals Inc. com     US53220K2078     6,434,220      438,000   X                         1        438,000
Ligand Pharmaceuticals Inc. com     US53220K2078    82,806,061    5,636,900   X                         1      5,636,900

Medimmune Inc.              com     US5846991025    15,354,900      605,000   X                         1        605,000
Medimmune Inc.              com     US5846991025   104,238,198    4,107,100   X                         1      4,107,100

Molecular Devices Corp.     com     US60851C1071       516,528       27,200   X                         1         27,200
Molecular Devices Corp.     com     US60851C1071    17,928,459      944,100   X                         1        944,100

Nabi                        com     US6295191091        12,710        1,000   X                         1          1,000
Nabi                        com     US6295191091       559,240       44,000   X                         1         44,000

Nektar Therapeutics         com     US6402681083         6,805          500   X                         2            500
Nektar Therapeutics         com     US6402681083       489,960       36,000   X                         2         36,000

Novartis AG - ADR           com     US66987V1098     5,807,379      126,550   X                         2        126,550

NPS Pharmaceuticals Inc.    com     US62936P1030     7,633,184      248,800   X                         1        248,800
NPS Pharmaceuticals Inc.    com     US62936P1030    64,096,656    2,089,200   X                         2      2,089,200

Onyx Pharmaceuticals Inc.   com     US6833991093     9,626,430      341,000   X                         2        341,000
Onyx Pharmaceuticals Inc.   com     US6833991093    66,326,385    2,349,500   X                         2      2,349,500

Orphan Medical Inc.         com     US6873031073    16,577,345    1,617,302   X                         2      1,617,302

Orthovita Inc.              com     US68750U1025    13,975,566    4,353,759   X                         1      4,353,759
Orthovita Inc.              com     US68750U1025     6,456,549    2,011,386   X                         2      2,011,386

Pfizer Inc                  com     US7170811035    28,182,741      797,700   X                         1        797,700
Pfizer Inc                  com     US7170811035   168,329,785    4,764,500   X                         2      4,764,500

Pharmacopeia Inc.           com     US71713B1044     2,077,580      146,000   X                         1        146,000
Pharmacopeia Inc.           com     US71713B1044    26,752,400    1,880,000   X                         2      1,880,000

Progenics Pharmaceuticals
 Inc.                       com     US7431871067       484,702       25,700   X                         1         25,700
Progenics Pharmaceuticals
 Inc.                       com     US7431871067    12,521,154      663,900   X                         2        663,900

QLT Therapeutics            com     CA7469271026        56,550        3,000   X                         2          3,000
QLT Therapeutics            com     CA7469271026     3,600,350      191,000   X                         2        191,000

Sanofi-Synthelabo ADR       com     US80105N1054     4,862,200      128,800   X                         2        128,800

Savient Pharmaceuticals     com     US80517Q1004       350,821       76,100   X                         2         76,100
Savient Pharmaceuticals     com     US80517Q1004    13,811,099    2,995,900   X                         2      2,995,900

Schering-Plough Corporation com     US8066051017    21,041,900    1,210,000   X                         2      1,210,000
Schering-Plough Corporation com     US8066051017    99,140,390    5,701,000   X                         2      5,701,000

Tularik Inc.                com     US8991651048     1,144,520       71,000   X                         2         71,000
Tularik Inc.                com     US8991651048    22,793,680    1,414,000   X                         2      1,414,000

Vaxgen Inc.                 com     US9223902084        79,200       10,000   X                         2         10,000
Vaxgen Inc.                 com     US9223902084     3,880,800      490,000   X                         2        490,000

Wyeth                       com     US9830241009    23,759,265      559,700   X                         1        559,700
Wyeth                       com     US9830241009   164,219,098    3,868,530   X                         2      3,868,530

Total                                            2,744,342,038  112,778,427                                  112,778,427